Loan Servicing	12 Months Ended
Dec. 31, 2020
Loan Servicing [Abstract]
Loan Servicing

NOTE 7 – LOAN SERVICING

Mortgage loans serviced for others are not reported as assets.  The principal balances of these loans at year-end were as follows:

	December 31, 2020	December 31, 2019
Mortgage loans serviced for Freddie Mac	$1,875	$2,649

Custodial escrow balances maintained in connection with serviced loans were $94 and $59 at year-end 2020 and 2019, respectively.